SCHEDULE OF FOREIGN EXCHANGE RATES (Details)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Current JPY: US$1 Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign exchange rate	149.43	131.81	144.71
Average JPY: US$1 Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign exchange rate	138.14	131.46	128.26